Stock-based Compensation - Restricted Stock Activity (Details) - Restricted Stock Units (RSUs) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Number of awards
Nonvested, beginning balance (in shares)	631,991
Granted (in shares)	249,205
Vested (in shares)	(178,979)	0
Forfeited (in shares)	(15,211)
Nonvested, ending balance (in shares)	687,006
Weighted-Average Grant Date Fair Value
Nonvested, beginning balance (in dollars per share)	$ 12.62
Granted (in dollars per share)	7.31
Vested (in dollars per share)	10.27
Forfeited (in dollars per share)	12.01
Nonvested, ending balance (in dollars per share)	$ 11.50
Shares held by employees (in shares)	687,006